13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 94.6%
	AEROSPACE & DEFENSE - 6.6%
137,012	Mercury Systems, Inc.(a)	$ 7,379,466

	ASSET MANAGEMENT - 4.6%
134,654	Janus Henderson Group plc	5,229,961
	AUTOMOTIVE - 5.5%
55,839	Autoliv, Inc.	6,248,385

	BIOTECH & PHARMA - 4.6%
120,335	Exelixis, Inc.(a)	5,303,765

	CHEMICALS - 6.0%
23,900	Air Products and Chemicals, Inc.	6,741,234

	COMMERCIAL SUPPORT SERVICES - 2.8%
560,134	Vestis Corporation	3,209,568

	E-COMMERCE DISCRETIONARY - 3.4%
77,836	Etsy, Inc.(a)	3,904,254

	FOOD - 3.7%
80,582	Lamb Weston Holdings, Inc.	4,178,177

	GAS & WATER UTILITIES - 6.4%
96,798	Southwest Gas Holdings, Inc.	7,200,803

	HEALTH CARE FACILITIES & SERVICES - 3.8%
28,000	Charles River Laboratories International, Inc.(a)	4,248,440

	HOUSEHOLD PRODUCTS - 4.3%
235,309	Kenvue, Inc.	4,925,017

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	INTERNET MEDIA & SERVICES - 3.6%
132,779	Match Group, Inc.	$ 4,101,543

	LEISURE FACILITIES & SERVICES - 3.1%
195,045	Penn Entertainment, Inc.(a)	3,485,454

	LEISURE PRODUCTS - 4.6%
164,000	Yeti Holdings, Inc.(a)	5,169,280

	MACHINERY - 3.3%
26,097	Middleby Corporation (The)(a)	3,757,968

	PUBLISHING & BROADCASTING - 6.0%
458,338	Pearson plc - ADR	6,842,986

	RETAIL - DISCRETIONARY - 4.5%
21,337	Asbury Automotive Group, Inc.(a)	5,089,728

	SEMICONDUCTORS - 6.7%
88,740	Qorvo, Inc.(a)	7,534,913

	SOFTWARE - 6.6%
60,755	Twilio, Inc., Class A(a)	7,555,493

	TECHNOLOGY SERVICES - 4.5%
453,272	Riot Blockchain, Inc.(a)	5,121,974

	TOTAL COMMON STOCKS (Cost $97,152,407)	107,228,409

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
ESCROW SHARES — 0.0%(b)
81,753	Pershing Square Sparc Holdings Ltd.(a)(c)(d)	$ –
327,017	Pershing Square Tontine Holdings Ltd.(a)(c)(d)	–
	TOTAL ESCROW SHARES (Cost $0)	–

SHORT-TERM INVESTMENT — 3.4%
MONEY MARKET FUND - 3.4%
3,801,339	First American Government Obligations Fund, Class X, 4.21%(e) (Cost $3,801,339)	3,801,339

	TOTAL INVESTMENTS - 98.0% (Cost $100,953,746)	$ 111,029,748
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%	2,246,533
	NET ASSETS - 100.0%	$ 113,276,281

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security. The total fair value of the security as of June 30, 2025, was $0, representing 0% of net assets.
(d)	Valued using unobservable inputs and fair valued by the adviser. Security is Level 3.
(e)	Rate disclosed is the seven day effective yield as of June 30, 2025.